FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Long-term debts [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		$ 652.9	$ 1,064.3
Gold stream obligation [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		182.4	273.5
Cash and cash equivalent [Member]
FINANCIAL ASSETS
Financial assets, at fair value		103.7	216.2
Trade and other receivables [Member]
FINANCIAL ASSETS
Financial assets, at fair value		36.6	29.0
Investment [Member]
FINANCIAL ASSETS
Financial assets, at fair value		0.8	1.0
Proceeds due from income tax refunds at Mesquite [Member]
FINANCIAL ASSETS
Financial assets, at fair value	[1]	8.5	0.0
Financial liabilities at amortised cost, category [member] | Long-term debts [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		780.5	1,007.7
Financial liabilities at amortised cost, category [member] | Trade and other receivables [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value	[2]	101.3	146.0
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Gold price option contracts [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		4.8	0.0
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Copper price option contracts [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		0.0	4.1
Financial liabilities at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Restricted share units [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		0.3	0.8
Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Gold stream obligation [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		182.4	273.5
Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Perfomance share units [Member]
FINANCIAL LIABILITIES
Financial liabilities, at fair value		0.2	1.8
Financial assets at amortised cost, category [member] | Cash and cash equivalent [Member]
FINANCIAL ASSETS
Financial assets, at fair value		103.7	216.2
Financial assets at amortised cost, category [member] | Trade and other receivables [Member]
FINANCIAL ASSETS
Financial assets, at fair value		36.6	29.0
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Provisionally priced contracts [Member]
FINANCIAL ASSETS
Financial assets, at fair value		(1.6)	4.2
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Gold and copper swap contracts [Member]
FINANCIAL ASSETS
Financial assets, at fair value		0.9	(6.1)
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Copper price option contracts [Member]
FINANCIAL ASSETS
Financial assets, at fair value		0.7	0.0
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Investment [Member]
FINANCIAL ASSETS
Financial assets, at fair value		0.8	1.0
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member] | Proceeds due from income tax refunds at Mesquite [Member]
FINANCIAL ASSETS
Financial assets, at fair value	[1]	$ 8.5	$ 0.0

[1]	Proceeds due from income tax refunds at Mesquite are included in other non-current assets on the consolidated statement of financial position.
[2]	Trade and other payables exclude the short-term portion of reclamation and closure cost obligations and the short-term portion of the gold stream obligation.